Note 10 - Fair Value of Company's Liabilities (Details) - Interest Rate Swap [Member] - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts, current and long-term portion
Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts, current and long-term portion	358,161	253,102
Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts, current and long-term portion
Interest rate swap contracts, current and long-term portion	$ 358,161	$ 253,102